Commitments and Contingencies (Details) - USD ($)			9 Months Ended	12 Months Ended
	Feb. 12, 2024	Dec. 29, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Number of days granted				45
Number of units sold				35,000
Underwriting discount				0.85%
Gross proceeds (in Dollars)			$ 586,500	$ 586,500
Percentage of deferred underwriting discount				3.65%
Number of days granted			45 days
Deferred underwriting fee payable (in Dollars)			$ 2,518,500	$ 2,518,500
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount			0.85%
Percentage of deferred underwriting discount			3.65%
Payment for ipo (in Dollars)			$ 586,500
IPO [Member]
Commitments and Contingencies [Line Items]
Number of units sold				915,000
Payable of initial business combination (in Dollars)				$ 2,518,500
Number of units issued		6,900,000	6,900,000	6,900,000
IPO [Member] | Business Combination [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting fee payable (in Dollars)			$ 2,518,500
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued			915,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units sold		800,000
Number of units issued	115,000	800,000	800,000	800,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued		800,000
Units expired	115,000